Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Balance Sheet (Detail) - GBP (£)
£ in Millions
		Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017		Dec. 31, 2016
Non-current assets
Goodwill		£ 12,950.5	£ 12,952.9	[1]	£ 13,082.1	[1]
Other		1,936.7	2,018.4	[1]	2,111.3	[1]
Property, plant and equipment		1,030.8	979.5	[1]	930.5	[1]
Interests in associates and joint ventures		881.1	1,065.2	[1]	1,234.6	[1]
Other investments		949.3	1,153.5	[1]	1,171.5	[1]
Deferred tax assets		169.9	160.3	[1]	143.7	[1]
Trade and other receivables		170.4	176.2	[1]	214.3	[1]
Non-current assets		18,088.7	18,506.0	[1]	18,888.0	[1]
Current assets
Corporate income tax recoverable		207.0	234.7	[1]	260.2	[1]
Trade and other receivables		12,734.1	12,530.7	[1]	11,754.4	[1]
Cash and short-term deposits		2,221.0	2,391.4	[1]	2,856.0	[1]
Current assets		15,162.1	15,156.8	[1]	14,870.6	[1]
Current liabilities
Trade and other payables		(14,016.6)	(14,241.1)	[1]	(13,428.2)	[1]
Corporate income tax payable		(506.1)	(649.3)	[1]	(637.5)	[1]
Bank overdrafts, bonds and bank loans		(319.5)	(624.1)	[1]	(933.0)	[1]
Current liabilities		(14,842.2)	(15,514.5)	[1]	(14,998.7)	[1]
Net current (liabilities)/assets		319.9	(357.7)	[1]	(128.1)	[1]
Total assets less current liabilities		18,408.6	18,148.3	[1]	18,759.9	[1]
Non-current liabilities
Bonds and bank loans		(6,533.4)	(6,250.4)	[1]	(6,592.5)	[1]
Trade and other payables		(937.8)	(992.8)	[1]	(1,119.4)	[1]
Deferred tax liabilities		(499.4)	(513.7)	[1]	(688.8)	[1]
Provision for post-employment benefits		(208.2)	(206.3)	[1]	(271.5)	[1]
Provisions for liabilities and charges		(236.3)	(229.0)	[1]	(237.0)	[1]
Non-current liabilities		(8,415.1)	(8,192.2)	[1]	(8,909.2)	[1]
Net assets		9,993.5	9,956.1	[1]	9,850.7	[1]
Attributable to:
Equity share owners' funds		9,578.5	9,487.3	[1]	9,413.4	[1]
Non-controlling interests		415.0	468.8	[1]	437.3	[1]
Total equity		9,993.5	9,956.1	[1]	9,850.7	[1]	£ 9,761.7
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill		12,950.5	12,952.9	[1]	13,082.1	[1]
Other		1,936.7	2,018.4	[1]	2,111.3	[1]
Property, plant and equipment		1,030.8	979.5	[1]	930.5	[1]
Interests in associates and joint ventures		881.1	1,065.2	[1]	1,234.6	[1]
Other investments		949.3	1,153.5	[1]	1,171.5	[1]
Deferred tax assets		169.9	160.3	[1]	143.7	[1]
Trade and other receivables		170.4	176.2	[1]	214.3	[1]
Non-current assets		18,088.7	18,506.0	[1]	18,888.0	[1]
Current assets
Corporate income tax recoverable		207.0	234.7	[1]	260.2	[1]
Trade and other receivables		12,734.1	12,530.7	[1]	11,754.4	[1]
Cash and short-term deposits		2,221.0	2,391.4	[1]	2,856.0	[1]
Current assets		15,162.1	15,156.8	[1]	14,870.6	[1]
Current liabilities
Trade and other payables		(14,016.6)	(14,241.1)	[1]	(13,428.2)	[1]
Corporate income tax payable		(506.1)	(649.3)	[1]	(637.5)	[1]
Bank overdrafts, bonds and bank loans		(319.5)	(624.1)	[1]	(933.0)	[1]
Current liabilities		(14,842.2)	(15,514.5)	[1]	(14,998.7)	[1]
Net current (liabilities)/assets		319.9	(357.7)	[1]	(128.1)	[1]
Total assets less current liabilities		18,408.6	18,148.3	[1]	18,759.9	[1]
Non-current liabilities
Bonds and bank loans		(6,533.4)	(6,250.4)	[1]	(6,592.5)	[1]
Trade and other payables		(937.8)	(992.8)	[1]	(1,119.4)	[1]
Deferred tax liabilities		(499.4)	(513.7)	[1]	(688.8)	[1]
Provision for post-employment benefits		(208.2)	(206.3)	[1]	(271.5)	[1]
Provisions for liabilities and charges		(236.3)	(229.0)	[1]	(237.0)	[1]
Non-current liabilities		(8,415.1)	(8,192.2)	[1]	(8,909.2)	[1]
Net assets		9,993.5	9,956.1	[1]	9,850.7	[1]
Attributable to:
Equity share owners' funds		9,578.5	9,487.3	[1]	9,413.4	[1]
Non-controlling interests		415.0	468.8	[1]	437.3	[1]
Total equity		9,993.5	9,956.1	[1]	9,850.7	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Non-current assets
Investment in subsidiaries		14,849.7	14,638.1	[1]	13,633.7	[1]
Non-current assets		14,849.7	14,638.1	[1]	13,633.7	[1]
Current assets
Trade and other receivables		1.1	0.3	[1]	0.6	[1]
Intercompany receivables		1,682.0	1,661.4	[1],[2]	1,625.2	[1],[3]
Cash and short-term deposits	[1]				12.8
Current assets		1,683.1	1,661.7	[1]	1,638.6	[1]
Current liabilities
Trade and other payables		(5.4)	(16.9)	[1]	(3.2)	[1]
Intercompany payables		(3,269.3)	(2,808.3)	[1],[2]	(2,903.6)	[1],[3]
Bank overdrafts, bonds and bank loans		(2,314.4)	(2,627.7)	[1]	(1,588.4)	[1]
Current liabilities		(5,589.1)	(5,452.9)	[1]	(4,495.2)	[1]
Net current (liabilities)/assets		(3,906.0)	(3,791.2)	[1]	(2,856.6)	[1]
Total assets less current liabilities		10,943.7	10,846.9	[1]	10,777.1	[1]
Non-current liabilities
Intercompany payables		(1,365.2)	(1,359.6)	[1],[2]	(1,363.7)	[1],[3]
Non-current liabilities		(1,365.2)	(1,359.6)	[1]	(1,363.7)	[1]
Net assets		9,578.5	9,487.3	[1]	9,413.4	[1]
Attributable to:
Equity share owners' funds		9,578.5	9,487.3	[1]	9,413.4	[1]
Total equity		9,578.5	9,487.3	[1]	9,413.4	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Non-current assets
Property, plant and equipment		19.5	16.5	[1]	11.4	[1]
Investment in subsidiaries		28,125.6	27,746.7	[1]	24,450.0	[1]
Intercompany receivables		202.4	203.3	[1],[2]	245.2	[1],[3]
Non-current assets		28,347.5	27,966.5	[1]	24,706.6	[1]
Current assets
Trade and other receivables		512.2	457.3	[1]	463.4	[1]
Intercompany receivables		1,695.3	1,713.8	[1],[2]	1,887.2	[1],[3]
Cash and short-term deposits		570.4	231.2	[1]	164.1	[1]
Current assets		2,777.9	2,402.3	[1]	2,514.7	[1]
Current liabilities
Trade and other payables		(50.9)	(113.9)	[1]	(48.6)	[1]
Intercompany payables		(5,999.3)	(5,607.8)	[1],[2]	(3,387.7)	[1],[3]
Bank overdrafts, bonds and bank loans		(2,065.5)	(1,871.8)	[1]	(1,955.0)	[1]
Current liabilities		(8,115.7)	(7,593.5)	[1]	(5,391.3)	[1]
Net current (liabilities)/assets		(5,337.8)	(5,191.2)	[1]	(2,876.6)	[1]
Total assets less current liabilities		23,009.7	22,775.3	[1]	21,830.0	[1]
Non-current liabilities
Intercompany payables		(8,160.0)	(8,137.2)	[1],[2]	(8,196.3)	[1],[3]
Non-current liabilities		(8,160.0)	(8,137.2)	[1]	(8,196.3)	[1]
Net assets		14,849.7	14,638.1	[1]	13,633.7	[1]
Attributable to:
Equity share owners' funds		14,849.7	14,638.1	[1]	13,633.7	[1]
Total equity		14,849.7	14,638.1	[1]	13,633.7	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Non-current assets
Trade and other receivables	[1]		1.6		9.6
Intercompany receivables		2,108.8	2,078.3	[1],[2]	2,160.8	[1],[3]
Non-current assets		2,108.8	2,079.9	[1]	2,170.4	[1]
Current assets
Trade and other receivables		0.1	0.1	[1]	0.1	[1]
Intercompany receivables		38.4	65.7	[1],[2]	48.8	[1],[3]
Cash and short-term deposits		52.1
Current assets		90.6	65.8	[1]	48.9	[1]
Current liabilities
Trade and other payables		(20.2)	(19.6)	[1]	(20.3)	[1]
Bank overdrafts, bonds and bank loans		(47.5)	(27.4)	[1]	(14.0)	[1]
Current liabilities		(67.7)	(47.0)	[1]	(34.3)	[1]
Net current (liabilities)/assets		22.9	18.8	[1]	14.6	[1]
Total assets less current liabilities		2,131.7	2,098.7	[1]	2,185.0	[1]
Non-current liabilities
Bonds and bank loans		(2,119.6)	(2,087.1)	[1]	(2,168.2)	[1]
Trade and other payables		(11.9)
Non-current liabilities		(2,131.5)	(2,087.1)	[1]	(2,168.2)	[1]
Net assets		0.2	11.6	[1]	16.8	[1]
Attributable to:
Equity share owners' funds		0.2	11.6	[1]	16.8	[1]
Total equity		0.2	11.6	[1]	16.8	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Non-current assets
Goodwill		12,950.5	12,952.9	[1]	13,082.1	[1]
Other		1,936.7	2,018.4	[1]	2,111.3	[1]
Property, plant and equipment		1,011.3	963.0	[1]	919.1	[1]
Interests in associates and joint ventures		881.1	1,065.2	[1]	1,234.6	[1]
Other investments		949.3	1,153.5	[1]	1,171.5	[1]
Deferred tax assets		169.9	160.3	[1]	143.7	[1]
Trade and other receivables		170.4	174.6	[1]	204.7	[1]
Intercompany receivables		7,653.0	7,649.3	[1],[2]	7,639.3	[1],[3]
Non-current assets		25,722.2	26,137.2	[1]	26,506.3	[1]
Current assets
Corporate income tax recoverable		207.0	234.7	[1]	260.2	[1]
Trade and other receivables		12,220.7	12,073.0	[1]	11,290.3	[1]
Intercompany receivables		6,129.7	5,268.7	[1],[2]	3,083.8	[1],[3]
Cash and short-term deposits		6,025.9	6,687.3	[1]	6,154.2	[1]
Current assets		24,583.3	24,263.7	[1]	20,788.5	[1]
Current liabilities
Trade and other payables		(13,940.1)	(14,090.7)	[1]	(13,356.1)	[1]
Intercompany payables		(276.8)	(293.5)	[1],[2]	(353.7)	[1],[3]
Corporate income tax payable		(506.1)	(649.3)	[1]	(637.5)	[1]
Bank overdrafts, bonds and bank loans		(319.5)	(624.3)	[1]	(850.7)	[1]
Current liabilities		(15,042.5)	(15,657.8)	[1]	(15,198.0)	[1]
Net current (liabilities)/assets		9,540.8	8,605.9	[1]	5,590.5	[1]
Total assets less current liabilities		35,263.0	34,743.1	[1]	32,096.8	[1]
Non-current liabilities
Bonds and bank loans		(4,413.8)	(4,163.3)	[1]	(4,424.3)	[1]
Trade and other payables		(925.9)	(992.8)	[1]	(1,119.4)	[1]
Intercompany payables		(439.0)	(434.1)	[1],[2]	(485.3)	[1],[3]
Deferred tax liabilities		(499.4)	(513.7)	[1]	(688.8)	[1]
Provision for post-employment benefits		(208.2)	(206.3)	[1]	(271.5)	[1]
Provisions for liabilities and charges		(236.3)	(229.0)	[1]	(237.0)	[1]
Non-current liabilities		(6,722.6)	(6,539.2)	[1]	(7,226.3)	[1]
Net assets		28,540.4	28,203.9	[1]	24,870.5	[1]
Attributable to:
Equity share owners' funds		28,125.4	27,735.1	[1]	24,433.2	[1]
Non-controlling interests		415.0	468.8	[1]	437.3	[1]
Total equity		28,540.4	28,203.9	[1]	24,870.5	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Non-current assets
Investment in subsidiaries		(42,975.3)	(42,384.8)	[1]	(38,083.7)	[1]
Intercompany receivables		(9,964.2)	(9,930.9)	[1],[2]	(10,045.3)	[1],[3]
Non-current assets		(52,939.5)	(52,315.7)	[1]	(48,129.0)	[1]
Current assets
Intercompany receivables		(9,545.4)	(8,709.6)	[1],[2]	(6,645.0)	[1],[3]
Cash and short-term deposits		(4,427.4)	(4,527.1)	[1]	(3,475.1)	[1]
Current assets		(13,972.8)	(13,236.7)	[1]	(10,120.1)	[1]
Current liabilities
Intercompany payables		9,545.4	8,709.6	[1],[2]	6,645.0	[1],[3]
Bank overdrafts, bonds and bank loans		4,427.4	4,527.1	[1]	3,475.1	[1]
Current liabilities		13,972.8	13,236.7	[1]	10,120.1	[1]
Total assets less current liabilities		(52,939.5)	(52,315.7)	[1]	(48,129.0)	[1]
Non-current liabilities
Intercompany payables		9,964.2	9,930.9	[1],[2]	10,045.3	[1],[3]
Non-current liabilities		9,964.2	9,930.9	[1]	10,045.3	[1]
Net assets		(42,975.3)	(42,384.8)	[1]	(38,083.7)	[1]
Attributable to:
Equity share owners' funds		(42,975.3)	(42,384.8)	[1]	(38,083.7)	[1]
Total equity		£ (42,975.3)	£ (42,384.8)	[1]	£ (38,083.7)	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £2,540.2 million from non-current to current within subsidiary guarantors and other subsidiaries.
[3]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £390.1 million from non-current to current within subsidiary guarantors and other subsidiaries.